SCHEDULE OF FAIR VALUE OF THE AWARDS AND DSL AWARDS GRANTED IS ESTIMATED AT THE GRANT DATE USING DISCOUNTED (Details)	12 Months Ended
Mar. 31, 2025
1-Apr-2022 [member]
IfrsStatementLineItems [Line Items]
Valuation approach	DCF & EAM
Discount rate	17.00%
Terminal growth rate	3.00%
Lack of marketability discount	15.00%
Lack of control discount	20.00%
Volatility	41.16%
25-May-2022 [member]
IfrsStatementLineItems [Line Items]
Valuation approach	DCF & EAM
Discount rate	17.00%
Terminal growth rate	3.00%
Lack of marketability discount	15.00%
Lack of control discount	20.00%
Volatility	41.16%
30-Sep-2022 [member]
IfrsStatementLineItems [Line Items]
Valuation approach	DCF & EAM
Discount rate	17.00%
Terminal growth rate	3.00%
Lack of marketability discount	15.00%
Lack of control discount	20.00%
Volatility	44.16%
31-Mar-2023 [member]
IfrsStatementLineItems [Line Items]
Valuation approach	DCF & EAM
Discount rate	17.00%
Terminal growth rate	3.00%
Lack of marketability discount	15.00%
Lack of control discount	20.00%
Volatility	46.62%
30-Sep-2023 [member]
IfrsStatementLineItems [Line Items]
Valuation approach	DCF & EAM
Discount rate	18.00%
Terminal growth rate	3.00%
Lack of marketability discount	10.00%
Lack of control discount	20.00%
Volatility	42.41%
31-Jul-2024 [member]
IfrsStatementLineItems [Line Items]
Valuation approach	DCF & EAM
Discount rate	16.00%
Lack of marketability discount	3.00%
Lack of control discount	20.00%
Volatility	38.16%